Cash and Cash Equivalents, and Restricted Cash	12 Months Ended
Aug. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents, and Restricted Cash
23.	Cash and cash equivalents, and restricted cash

For the purpose of the combined and consolidated statement of cash flows, cash and cash equivalents, and restricted cash can included cash on hand and in banks and restricted cash. Cash and cash equivalents, and restricted cash at the end of reporting year end as shown in the combined and consolidated statements of cash flows can be reconciled to the related items in the statements of financial position as follow:

	As at August 31,
	2015	2016	2017
	RMB	RMB	RMB
Cash and cash equivalents	240,684	356,018	1,883,000
Restricted cash	3,564	6,433	13,662
Total	244,248	362,451	1,896,662